SHAREHOLDERS' EQUITY (Board Members And Officers) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Former Chairman Of Board [Member]	May 12, 2011 Former Chief Executive Officer And Current Director [Member]	Dec. 31, 2012 Former Chief Executive Officer And Current Director [Member]	Dec. 31, 2012 Chief Executive Officer [Member]
Schedule Of Share Based Compensation Arrangements By Grantee [Line Items]
Stock-based compensation expenses	$ 2,469	$ 3,400	$ 2,098	$ 494		$ 1,264	$ 61
Fully vested options granted					380,000
Option expiration period after service terminates					180 days